Notes to Consolidated Statements of Cash flows - Summary of Movements In Net Debt (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	¥ 57,591,492	¥ 44,878,070	¥ 53,126,534
Cash flows	10,716,773	10,019,837	(11,326,477)
Acquisition of subsidiaries		8,612
Acquisitions-leases	196,102	217,279	273,778
Disposals-leases	(45,035)	(53,727)	(170,878)
Foreign exchange adjustments	(252,279)	341,312	473,751
Accrued expense	2,092,427	2,180,109	2,501,362
Ending Balance	70,299,480	57,591,492	44,878,070
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	51,114,575	38,823,284	36,915,513
Cash flows	10,974,734	10,360,632	349,881
Foreign exchange adjustments	(107,518)	253,081	15,441
Accrued expense	1,554,122	1,677,578	1,542,449
Ending Balance	63,535,913	51,114,575	38,823,284
Bond payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		0	2,143,348
Cash flows		0	(2,298,222)
Foreign exchange adjustments		0	79,167
Accrued expense		0	75,707
Ending Balance			0
Convertible promissory note payable
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	6,174,050	5,650,268	5,164,139
Cash flows	(51,597)	(51,180)	(50,900)
Foreign exchange adjustments	(144,761)	88,231	89,012
Accrued expense	526,111	486,731	448,017
Ending Balance	6,503,803	6,174,050	5,650,268
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance	302,867	404,518	760,626
Cash flows	(206,364)	(289,615)	(486,942)
Acquisition of subsidiaries		8,612
Acquisitions-leases	196,102	217,279	273,778
Disposals-leases	(45,035)	(53,727)	(170,878)
Accrued expense	12,194	15,800	27,934
Ending Balance	¥ 259,764	302,867	404,518
Optionally convertible promissory notes [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning Balance		0	8,142,908
Cash flows		0	(8,840,294)
Foreign exchange adjustments		0	290,131
Accrued expense		¥ 0	407,255
Ending Balance			¥ 0